Trade and other receivables - Components (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets
Trade receivables that would otherwise be past due or impaired whose terms have been renegotiated	£ 0
Trade receivables	640	£ 622
Other receivables	128	113
Prepayments	77	68
Accrued income	118	118
Contract assets	3	4
Total	966	925
Analysed as follows:
Non-current	57	45
Current	909	880
Total	966	925
Gross
Disclosure of financial assets
Trade receivables	705	692
Accumulated impairment
Disclosure of financial assets
Trade receivables	(65)	(70)
Other receivables	£ 0	£ 0